Employee Share Scheme Reserve - Summary of Share Options Outstanding (Detail)	12 Months Ended
	Dec. 31, 2021 yr $ / shares	Dec. 31, 2020 yr $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options | yr	5,639	2,958
Range of expiry dates	April 2027 –September 2031	January 2030 –December 2030
Weighted average remaining contractual life (in years)	7 years 11 months 19 days	8 years 11 months 12 days
Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price	$ 0	$ 540
Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price	$ 5,100	$ 3,781